Loss Per Share	6 Months Ended
Jun. 30, 2023
Loss Per Share [Abstract]
LOSS PER SHARE

NOTE 22 – LOSS PER SHARE

Basic and diluted loss per ordinary share is computed using the weighted average number of ordinary shares outstanding during the year. The effects of redeemable non-controlling interest were excluded from the computation of diluted loss per share in each of the applicable years as their effects would be anti-dilutive during the respective year.

	For the six months ended June 30,
	2023	2022
Numerator:
Net loss	$(5,827,309)	$(7,366,487)
Less: accretion to redemption value of redeemable non-controlling interests	1,986,936	539,610
foreign currency effect on redemption value of redeemable non-controlling interests	(1,323,203)	314,052
net (loss) income attributable to non-controlling interests	(1,118,160)	221,835
Net loss attributable to ordinary shareholders	(5,372,882)	(8,441,984)

Denominator:
Weighted average number of shares outstanding – basic and diluted	25,361,550	24,528,000

Loss per share – basic and diluted	(0.21)	(0.34)